Long Term Debt - Borrowing Base Credit Facility (Detail) (OLLC $2.0 billion revolving credit facility [Member], USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
OLLC $2.0 billion revolving credit facility [Member]
Line of Credit Facility [Line Items]
Borrowing Base	$ 1,440,000